ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES
Accrued payroll and other compensation, including annual performance bonus	$ 6,191	$ 15,831
Proceeds payable from the employees' exercise and sales of equity awards	9,963	1,258
Accrued license fee	1,137	7,390
Taxes payable	2,985	4,881
Accrued warranty	654	2,398
Accrued professional services fees	752	1,052
Rebate to end customers and distributors	560	1,034
Withholding tax payable	1,004	759
Accrued royalty	360	750
Unearned commission received from depository bank	201	439
Accrued annual leave	457	363
Accrued freight	155	272
Accrual for loss on firm, noncancelable, and unconditional purchase commitments	327	59
Advances from customers	16	17
Unearned government subsidies	492
Accrued testing fee	2,391	227
Accrued merger related expense	770
Others	1,636	1,139
Accrued expenses and other current liabilities	30,051	37,869
Royalty expense	966	1,530	2,013
Maximum amount to be reimbursed by depository bank				1,294
Period of reimbursement by depository bank				5 years
Unearned commission received from depository bank	0	2
Amount of unearned commission received from depository bank recorded as reduction of selling, general and administrative expense	238	240
Accrual loss for certain defective product claimed by customer included in accrued warranty		1,800
Payment related to accrual loss for certain defective product claimed by customer included in accrued warranty	$ 1,800